Note 5 Total group assets by operating segment (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022 [1]
Assets of the Group by operating segments [Line Items]
Assets	€ 762,456	€ 712,092
SPAIN
Assets of the Group by operating segments [Line Items]
Assets	452,360	427,116
MEXICO
Assets of the Group by operating segments [Line Items]
Assets	164,758	142,557
TURKEY
Assets of the Group by operating segments [Line Items]
Assets	67,324	66,036
South America [Member]
Assets of the Group by operating segments [Line Items]
Assets	67,541	61,951
Rest of business [Member]
Assets of the Group by operating segments [Line Items]
Assets	54,242	49,952
Subtotal assets by operating segments [Member]
Assets of the Group by operating segments [Line Items]
Assets	806,225	747,613
Corporate Center And Adjustments [Member]
Assets of the Group by operating segments [Line Items]
Assets	€ (43,768)	€ (35,520)

[1]	(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts to that date (see Note 2.1).